Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Number of operating segments	1
Goodwill impairment losses	$ 0	$ 0	$ 0
Provision for estimated sales returns, stock rotations, and other customer rights	14,618,000	14,932,000
Severance expenses	6,726,000	5,987,000	5,113,000
Maximum percentage of annual compensation contributed by employees towards employee benefit plan	50.00%
Maximum amount contributed by employees toward employee benefit plan	17,500
Additional amount contributed by employees aged 50 and over towards employee benefit plan	5,500
Percentage of employee contributions contributed by employer towards employee benefit plan	50.00%
Maximum percentage of employee's eligible compensation	3.00%
Contributions by employer	1,148,000	1,073,000	954,000
Minimum percentage of tax benefit realized upon settlement	50.00%
Advertising expenses	2,837,000	4,260,000	3,239,000
Allowance for doubtful accounts	3,928,000	5,924,000
Bad debt expense	(1,932,000)	(1,090,000)	855,000
Write off of bad debts	1,537,000	668,000	471,000
Anti-dilutive shares excluded from computation of earnings per share amount	1,746,613	5,694,945	3,811,680
Foreign Exchange Forward Contracts | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, notional amount	250,946,000	236,440,000
Gains (losses) from derivatives not designated as hedge	(88,000)	(11,000)
Foreign Exchange Forward Contracts | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, notional amount	38,784,000	29,622,000
Other comprehensive income, gain (loss) on outstanding forward contracts	(2,854,000)	102,000
Foreign Exchange Forward Contracts | Financial Income | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)	(21,970,000)	20,306,000	3,483,000
Foreign Exchange Forward Contracts | Operating Expenses | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)	$ (3,009,000)	$ 2,366,000	$ (122,000)
Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	2 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	20 years